Distribution Date:	04/11/25	COMM 2014-UBS6 Mortgage Trust
Determination Date:	04/07/25
Next Distribution Date:	05/12/25
Record Date:	03/31/25	COMM 2014-UBS6 Mortgage Trust Commercial Mortgage
Series 2014-UBS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Controlling Class	DoubleLine Capital LP
		Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592PBA0	1.445000%	57,028,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592PBB8	2.935000%	102,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592PBC6	3.440000%	22,897,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592PBD4	3.387000%	97,350,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592PBE2	3.378000%	275,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12592PBF9	3.644000%	337,653,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12592PBH5	4.048000%	97,263,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.38%
B	12592PBJ1	4.349000%	57,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.88%
C	12592PBL6	4.398451%	65,374,000.00	29,718,089.34	508,542.61	108,927.97	0.00	0.00	617,470.58	29,209,546.73	82.08%	12.75%
D	12592PAJ2	3.898451%	60,589,000.00	60,589,000.00	0.00	194,740.08	0.00	0.00	194,740.08	60,589,000.00	44.92%	8.00%
E	12592PAL7	4.398451%	12,756,000.00	12,756,000.00	0.00	0.00	0.00	0.00	0.00	12,756,000.00	37.10%	7.00%
F	12592PAN3	3.750000%	20,728,000.00	20,728,000.00	0.00	0.00	0.00	0.00	0.00	20,728,000.00	24.38%	5.38%
G*	12592PAQ6	3.750000%	28,701,000.00	28,701,000.00	0.00	0.00	0.00	0.00	0.00	28,701,000.00	6.78%	3.13%
H	12592PAS2	3.750000%	39,861,796.00	11,055,105.70	0.00	0.00	0.00	0.00	0.00	11,055,105.70	0.00%	0.00%
V	12592PAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592PAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592PAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,275,573,799.00	163,547,195.04	508,542.61	303,668.05	0.00	0.00	812,210.66	163,038,652.43

X-A	12592PBG7	4.398451%	990,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12592PAA1	0.000000%	122,774,000.00	29,718,089.34	0.00	0.00	0.00	0.00	0.00	29,209,546.73
X-C	12592PAC7	0.500000%	60,589,000.00	60,589,000.00	0.00	25,245.42	0.00	0.00	25,245.42	60,589,000.00
X-D	12592PAE3	0.401419%	33,484,000.00	33,484,000.00	0.00	11,200.92	0.00	0.00	11,200.92	33,484,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12592PAG8	0.648451%	68,562,796.00	39,756,105.70	0.00	21,483.25	0.00	0.00	21,483.25	39,756,105.70
Notional Sub Total			1,275,573,796.00	163,547,195.04	0.00	57,929.59	0.00	0.00	57,929.59	163,038,652.43

Deal Distribution Total					508,542.61	361,597.64	0.00	0.00	870,140.25

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for details on the Class PEZ.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592PBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592PBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592PBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592PBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592PBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12592PBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12592PBH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12592PBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12592PBL6	454.58575795	7.77897345	1.66622771	0.00000000	0.00000000	0.00000000	0.00000000	9.44520115	446.80678450
D	12592PAJ2	1,000.00000000	0.00000000	3.21411609	0.03459324	0.03459324	0.00000000	0.00000000	3.21411609	1,000.00000000
E	12592PAL7	1,000.00000000	0.00000000	0.00000000	3.66537629	4.58243650	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12592PAN3	1,000.00000000	0.00000000	0.00000000	3.12500000	11.04161086	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592PAQ6	1,000.00000000	0.00000000	0.00000000	3.12500017	56.64707606	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592PAS2	277.33586565	0.00000000	0.00000000	0.86667470	106.89957597	0.00000000	0.00000000	0.00000000	277.33586565
V	12592PAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592PAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592PAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592PBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12592PAA1	242.05523433	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	237.91313087
X-C	12592PAC7	1,000.00000000	0.00000000	0.41666672	0.00000000	0.00000000	0.00000000	0.00000000	0.41666672	1,000.00000000
X-D	12592PAE3	1,000.00000000	0.00000000	0.33451559	0.00000000	0.00000000	0.00000000	0.00000000	0.33451559	1,000.00000000
X-E	12592PAG8	579.84953968	0.00000000	0.31333684	0.00000000	0.00000000	0.00000000	0.00000000	0.31333684	579.84953968

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	03/01/25 - 03/30/25	30	0.00	25,245.42	0.00	25,245.42	0.00	0.00	0.00	25,245.42	0.00
X-D	03/01/25 - 03/30/25	30	0.00	11,200.92	0.00	11,200.92	0.00	0.00	0.00	11,200.92	0.00
X-E	03/01/25 - 03/30/25	30	0.00	21,483.25	0.00	21,483.25	0.00	0.00	0.00	21,483.25	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	03/01/25 - 03/30/25	30	0.00	108,927.97	0.00	108,927.97	0.00	0.00	0.00	108,927.97	0.00
D	03/01/25 - 03/30/25	30	0.00	196,836.06	0.00	196,836.06	2,095.97	0.00	0.00	194,740.08	2,095.97
E	03/01/25 - 03/30/25	30	11,698.02	46,755.54	0.00	46,755.54	46,755.54	0.00	0.00	0.00	58,453.56
F	03/01/25 - 03/30/25	30	164,095.51	64,775.00	0.00	64,775.00	64,775.00	0.00	0.00	0.00	228,870.51
G	03/01/25 - 03/30/25	30	1,536,137.10	89,690.63	0.00	89,690.63	89,690.63	0.00	0.00	0.00	1,625,827.73
H	03/01/25 - 03/30/25	30	4,226,661.88	34,547.21	0.00	34,547.21	34,547.21	0.00	0.00	0.00	4,261,209.09
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,938,592.51	599,462.00	0.00	599,462.00	237,864.35	0.00	0.00	361,597.64	6,176,456.86

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592PBH5	N/A	97,263,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592PBJ1	N/A	57,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592PBL6	4.398451%	65,374,000.00	29,718,089.34	508,542.61	108,927.97	0.00	0.00	617,470.58	29,209,546.73
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			220,037,000.03	29,718,089.34	508,542.61	108,927.97	0.00	0.00	617,470.58	29,209,546.73

Exchangeable Certificate Details
PEZ	12592PBK8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	870,140.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	623,208.18	Master Servicing Fee	559.94
Interest Reductions due to Non recoverability Determination	(128,096.84)	Certificate Administrator Fee	0.00
Interest Adjustments	(21,807.89)	Trustee Fee	521.08
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	70.42
ARD Interest	0.00	Operating Advisor Fee	253.50
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	138.38
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	1,543.32
Total Interest Collected	473,303.45

Principal		Expenses/Reimbursements
Scheduled Principal	465,970.55	Reimbursement for Interest on Advances	37,572.84
Unscheduled Principal Collections		ASER Amount	41,373.23
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,216.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	42,572.06	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	508,542.61	Total Expenses/Reimbursements	110,162.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	361,597.64
Excess Liquidation Proceeds	0.00	Principal Distribution	508,542.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	870,140.25
Total Funds Collected	981,846.06	Total Funds Distributed	981,846.07

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	163,547,195.04	163,547,195.04	Beginning Certificate Balance	163,547,195.04
(-) Scheduled Principal Collections	465,970.55	465,970.55	(-) Principal Distributions	508,542.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	42,572.06	42,572.06	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	163,038,652.43	163,038,652.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	165,983,800.61	165,983,800.61	Ending Certificate Balance	163,038,652.43
Ending Actual Collateral Balance	165,183,079.34	165,183,079.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,000,000.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,000,000.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	8,474,371.10	5.20%	(19)	4.9560	1.899630	1.39 or less	3	46,543,471.92	28.55%	(8)	4.1905	0.980028
7,500,000 to 14,999,999	4	42,328,530.06	25.96%	(5)	4.7054	1.387046	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	18,417,321.41	11.30%	113	4.6900	3.040000	1.45 to 1.54	1	27,089,565.46	16.62%	(5)	4.2000	1.450000
25,000,000 to 49,999,999	3	93,818,429.86	57.54%	(5)	4.1979	1.709785	1.55 to 1.99	3	32,735,072.16	20.08%	(5)	4.7981	1.822845
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	2	38,253,221.48	23.46%	(5)	4.4212	2.369851
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	10	163,038,652.43	100.00%	7	4.4246	1.786127	3.00 or greater	1	18,417,321.41	11.30%	113	4.6900	3.040000
							Totals	10	163,038,652.43	100.00%	7	4.4246	1.786127
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	3,270,095.23	2.01%	113	4.6900	3.040000
							Lodging	3	33,477,617.87	20.53%	(6)	4.7015	1.301662
California	4	60,384,113.30	37.04%	(2)	4.3723	1.546519
							Mixed Use	1	1,859,273.33	1.14%	(65)	5.8170	1.080000
Connecticut	1	1,336,944.85	0.82%	113	4.6900	3.040000
							Office	6	109,284,439.82	67.03%	(5)	4.2714	1.735239
Florida	3	4,823,841.65	2.96%	113	4.6900	3.040000
							Self Storage	18	18,417,321.42	11.30%	113	4.6900	3.040000
Georgia	2	1,915,083.58	1.17%	113	4.6900	3.040000
							Totals	28	163,038,652.43	100.00%	7	4.4246	1.786127
Illinois	2	31,638,123.71	19.41%	(5)	4.3600	2.420000
Maryland	1	8,850,912.19	5.43%	(5)	4.7200	1.710000
Massachusetts	3	2,746,157.49	1.68%	113	4.6900	3.040000
Missouri	1	27,089,565.46	16.62%	(5)	4.2000	1.450000
New York	1	1,859,273.33	1.14%	(65)	5.8170	1.080000
Oregon	1	650,405.92	0.40%	113	4.6900	3.040000
Pennsylvania	1	603,432.25	0.37%	113	4.6900	3.040000
Texas	5	17,870,703.48	10.96%	5	4.5373	1.017517
Totals	28	163,038,652.43	100.00%	7	4.4246	1.786127

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	4	103,411,887.76	63.43%	(5)	4.2156	1.541893	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	33,883,331.37	20.78%	59	4.7025	2.514920	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	3	25,743,433.30	15.79%	(10)	4.8986	1.807992	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	163,038,652.43	100.00%	7	4.4246	1.786127	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	10	163,038,652.43	100.00%	7	4.4246	1.786127
								Totals	10	163,038,652.43	100.00%	7	4.4246	1.786127
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	144,621,331.02	88.70%	(6)	4.3908	1.626449	359 months or less	9	144,621,331.02	88.70%	(6)	4.3908	1.626449
	61 to 83 months	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	144,621,331.02	88.70%	(6)	4.3908	1.626449
	Totals	9	144,621,331.02	88.70%	(6)	4.3908	1.626449
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	5	78,567,529.96	48.19%	22	4.3728	1.639606	239 months or less	1	18,417,321.41	11.30%	113	4.6900	3.040000
	13 months to 24 months	1	27,089,565.46	16.62%	(5)	4.2000	1.450000	240 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	4	57,381,557.01	35.20%	(7)	4.6016	2.145431	Totals	1	18,417,321.41	11.30%	113	4.6900	3.040000
	Totals	10	163,038,652.43	100.00%	7	4.4246	1.786127
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	10093253	1	OF	Los Angeles	CA	Actual/360	4.050%	122,604.65	64,713.27	0.00	N/A	11/06/24	--	35,155,453.96	35,090,740.69	10/06/24
8	10087687	1	OF	Downers Grove	IL	Actual/360	4.360%	0.00	0.00	0.00	N/A	11/01/24	--	31,638,123.71	31,638,123.71	10/01/24
9	10091495	1	OF	Clayton	MO	Actual/360	4.200%	98,175.97	55,864.44	0.00	N/A	11/06/24	--	27,145,429.90	27,089,565.46	02/06/24
11	10093256	1	SS	Various	Various	Actual/360	4.690%	74,882.93	124,431.99	0.00	N/A	09/06/34	--	18,541,753.40	18,417,321.41	04/06/25
18	10093261	1	LO	San Jose	CA	Actual/360	4.750%	53,705.86	74,399.51	0.00	N/A	11/06/24	--	13,130,124.27	13,055,724.76	12/06/24
20	10093263	1	LO	San Jose	CA	Actual/360	4.920%	24,592.90	123,757.74	42,572.06	N/A	10/06/24	--	10,952,192.95	10,828,435.21	01/06/25
27	10093269	1	LO	Austin	TX	Actual/360	4.389%	36,373.48	30,641.44	0.00	N/A	10/05/24	--	9,624,099.34	9,593,457.90	03/05/25
37	10093279	1	OF	Owings Mills	MD	Actual/360	4.720%	36,059.89	21,122.58	0.00	N/A	11/06/24	--	8,872,034.77	8,850,912.19	10/06/24
50	10093290	1	OF	Houston	TX	Actual/360	4.714%	26,907.77	13,611.64	0.00	N/A	10/06/24	--	6,628,709.41	6,615,097.77	02/06/25
84	10093313	1	MU	Brooklyn	NY	Actual/360	5.817%	0.00	0.00	0.00	N/A	11/06/19	--	1,859,273.33	1,859,273.33	04/06/19
Totals								473,303.45	508,542.61	42,572.06				163,547,195.04	163,038,652.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	1	3,999,880.79	2,849,586.00	01/01/24	12/31/24	04/07/25	0.00	0.00	186,984.92	1,122,736.38	238,587.48	0.00
8	1	0.00	1,013,144.93	01/01/18	03/31/18	07/06/23	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,139,468.90	2,322,782.77	01/01/23	09/30/23	04/07/25	8,970,868.26	32,406.01	121,377.27	2,121,890.76	212,788.66	0.00
11	1	7,580,335.12	7,451,337.16	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	3,362,803.60	3,281,533.55	01/01/19	12/31/19	03/06/23	0.00	0.00	127,981.00	512,146.12	59,889.38	0.00
20	1	3,760,108.20	3,158,288.22	01/01/19	12/31/19	03/06/23	0.00	0.00	127,482.73	382,599.44	180,816.36	0.00
27	1	(286,562.36)	237,833.70	01/01/24	12/31/24	06/06/22	0.00	0.00	66,973.48	66,973.48	219,455.31	0.00
37	1	988,198.74	1,277,819.21	01/01/24	12/31/24	04/07/25	2,218,008.69	8,967.22	47,978.42	332,928.89	20,961.05	0.00
50	1	982,536.57	593,928.35	01/01/24	06/30/24	04/07/25	0.00	0.00	40,456.62	80,984.44	15,547.84	0.00
84	1	0.00	171,431.67	01/01/15	12/31/15	12/06/21	0.00	0.00	(49.63)	850,534.14	191,960.78	0.00
Totals		23,526,769.56	22,357,685.56				11,188,876.95	41,373.23	719,184.80	5,470,793.65	1,140,006.86	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/11/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	0	0.00	0	0.00	4.424624%	4.413668%	7
03/12/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	1	1,031,668.68	0	0.00	4.425179%	4.414221%	9
02/12/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	1	31,638,123.71	0	0.00	0	0.00	0	0.00	4.425378%	4.414315%	9
01/10/25	0	0.00	0	0.00	0	0.00	1	1,859,273.33	0	0.00	0	0.00	0	0.00	0	0.00	4.425795%	4.414729%	11
12/12/24	0	0.00	0	0.00	0	0.00	1	1,859,273.33	0	0.00	0	0.00	0	0.00	0	0.00	4.434890%	4.423826%	11
11/13/24	0	0.00	0	0.00	1	27,379,451.67	1	1,859,273.33	0	0.00	0	0.00	0	0.00	0	0.00	4.273097%	4.260501%	6
10/11/24	0	0.00	1	13,504,481.25	2	59,722,998.35	1	1,859,273.33	0	0.00	0	0.00	1	5,064,431.40	4	37,530,066.37	4.339482%	4.323873%	5
09/12/24	2	30,041,565.42	0	0.00	2	59,780,816.45	1	1,863,173.98	0	0.00	0	0.00	1	3,189,358.69	4	76,395,939.87	4.390844%	4.374646%	5
08/12/24	0	0.00	0	0.00	2	59,835,230.34	1	1,866,755.64	0	0.00	0	0.00	0	0.00	7	55,200,936.21	4.378834%	4.363117%	6
07/12/24	1	8,102,135.43	0	0.00	2	59,889,448.14	1	1,870,319.44	0	0.00	0	0.00	0	0.00	7	97,646,227.95	4.399040%	4.383180%	7
06/12/24	0	0.00	0	0.00	2	59,946,685.69	1	1,874,166.81	0	0.00	0	0.00	0	0.00	0	0.00	4.450280%	4.433915%	7
05/10/24	0	0.00	1	27,711,774.96	1	32,288,726.89	1	1,877,693.68	0	0.00	0	0.00	0	0.00	1	7,200,000.00	4.450488%	4.434121%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	10093253	10/06/24	5	5	186,984.92	1,122,736.38	249,087.48	35,491,305.89	11/06/24	13
8	10087687	10/01/24	5	5	0.00	0.00	21,629.37	31,638,123.71	02/16/23	7			01/17/25
9	10091495	02/06/24	13	5	121,377.27	2,121,890.76	321,178.87	27,881,749.70	02/15/24	2
18	10093261	12/06/24	3	5	127,981.00	512,146.12	87,325.17	13,356,674.39	06/29/20	13
20	10093263	01/06/25	2	5	127,482.73	382,599.44	188,366.36	11,075,972.84	06/29/20	13
27	10093269	03/05/25	0	5	66,973.48	66,973.48	225,555.31	9,624,099.34	12/13/24	13
37	10093279	10/06/24	5	5	47,978.42	332,928.89	29,061.05	8,980,966.36	11/14/24	2
50	10093290	02/06/25	1	5	40,456.62	80,984.44	32,518.45	6,644,865.79	10/01/24	13
84	10093313	04/06/19	71	5	(49.63)	850,534.14	666,690.96	2,071,999.91	08/23/16	2		06/13/17
Totals					719,184.80	5,470,793.65	1,821,413.02	146,765,757.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 - TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		144,621,331	0	111,123,934		33,497,397
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		18,417,321	18,417,321	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	163,038,652	28,010,779	6,615,098	10,828,435	84,086,943	33,497,397
Mar-25	163,547,195	28,165,853	0	6,628,709	95,255,236	33,497,397
Feb-25	165,087,422	18,672,954	0	0	112,917,071	33,497,397
Jan-25	165,545,689	18,796,357	0	0	144,890,058	1,859,273
Dec-24	174,005,678	18,919,265	0	0	153,227,140	1,859,273
Nov-24	331,497,630	122,994,149	0	0	206,644,208	1,859,273
Oct-24	475,326,738	338,264,689	0	13,504,481	121,698,295	1,859,273
Sep-24	657,475,673	514,498,993	30,041,565	0	111,071,941	1,863,174
Aug-24	738,328,618	676,626,632	0	0	59,835,230	1,866,756
Jul-24	794,900,206	725,038,303	8,102,135	0	59,889,448	1,870,319
Jun-24	894,223,528	832,402,676	0	0	59,946,686	1,874,167
May-24	895,805,553	833,927,358	0	27,711,775	32,288,727	1,877,694
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	10093253	35,090,740.69	35,491,305.89	40,500,000.00	02/19/25	2,849,586.00	1.27000	12/31/24	11/06/24	235
8	10087687	31,638,123.71	31,638,123.71	7,400,000.00	12/18/24	912,195.43	2.42000	03/31/18	11/01/24	235
9	10091495	27,089,565.46	27,881,749.70	22,170,000.00	06/06/24	2,011,984.27	1.45000	09/30/23	11/06/24	235
18	10093261	13,055,724.76	13,356,674.39	16,300,000.00	06/27/24	2,933,396.55	1.91000	12/31/19	11/06/24	174
20	10093263	10,828,435.21	11,075,972.84	13,500,000.00	06/27/24	2,770,809.22	1.81000	12/31/19	10/06/24	173
27	10093269	9,593,457.90	9,624,099.34	14,200,000.00	02/01/25	(81,804.30)	(0.10000)	12/31/24	10/05/24	233
37	10093279	8,850,912.19	8,980,966.36	13,200,000.00	01/24/25	1,102,265.21	1.71000	12/31/24	11/06/24	234
50	10093290	6,615,097.77	6,644,865.79	10,800,000.00	12/30/24	518,100.35	2.13000	06/30/24	10/06/24	235
84	10093313	1,859,273.33	2,071,999.91	3,900,000.00	07/26/22	167,631.67	1.08000	12/31/15	11/06/19	234
Totals		144,621,331.02	146,765,757.93	141,970,000.00		13,184,164.40

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	10093253	OF	CA	11/06/24	13
"	4/7/2025

Loan transferred due to imminent Maturity Default. The loan matured on 11/6/2024 and Borrower was unable to pay off the loan. The loan is secured by a 336k SF, 20-story office building with ground floor retail that was built in

1960 and l ast renovated in 1991, located in Los Angeles, CA. The subject features a 4-story parking garage with 2 subterranean levels with a parking count of 321 spaces. The property sits on the northwest corner of Wilshire Boulevard and

Flower, and is situated in the Downtown Los Angeles corridor within the financial district. The property was 36% occupied as of 4Q24. Borrower has property under contract and has turnover the deposit to the Lender. Lender has engaged counsel and will dual track foreclosure during workout discussions.
"

8	10087687	OF	IL	02/16/23	7
"	4/7/2025

There are 2 collateral properties for this loan all of which have become REO as of January 2025. Of those, 2 remain REO. Highland Oaks II is a 218,000 SF class B office building in Downers Grove, IL. Leasing Summary: The property is currently 9% leased by three tenants. Marketing Summary: The property is not currently listed for sale. Highland Oaks I is a 5-story, 101,655 SF class B office building built in 1980 in Downers Grove, IL. Leasing Summary: The property is currently 66% leased by twotenants. Marketing Summary: The property is not currently listed for sale. There is approximately $18K held at the properties, or in suspense, for anticipated future property costs.

.
"

9	10091495	OF	MO	02/15/24	2
"	4/7/2025

The Loan transferred to the Special Servicer on 2/15/24 for imminent default as the Borrower does not believe they will be able to secure financing to pay off the Loan by the 11/6/2024 Maturity Date. Additionally, there are deferred maintenance items which will require imminent repair/replacement of rooftop water towers. The Loan is now past due for the 3/6/2024 payment, with a Notice of Default sent. The collateral consists of a sixteen-story high-rise office building consisting of 196,9 21 SFbuilt in 1983 and located in St. Louis, MO. Top tenants include Osprey Capital, LLC (11% NRA; 4/26 LXP), Perimeter Solutions (7% NRA; 5/30 LXP), and Gardner Capital (7% NRA; 2/24 LXP). As of the annualized YTD

9/30/23 financials, the Property has a N OI/DSCR/Occ. of $2.322MM/92.53%/1.68x. The Lender is awaiting further due diligence items from the Borrower's Advisor. A Receiver was appointed on 7/19.2024. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.
"

18	10093261	LO	CA	06/29/20	13
"	4/7/2025

Loan transferred as a SS on 10/7/2022 from Midland. Borrower is delinquent with payments. The Subject is a 209-key, full-service Wyndham Garden Hotel, San Jose CA, which was an unconsented conversion from a Four Points by Sheraton. Loan remains in Cash Management. Borrower and Lender are communicating through respective Counsels regarding the Four Points by Sheraton (SS55868).and Wyndham San Jose Airport (SS55869) regarding Borrower's refinance. Lender continues to dual track discussions with Lender Counsel on Lender remedies. As requested, Lender submitted a Pay Off Statement with a 4/6/2025 transaction date. CapEx/Unapplied used to repay past due debt service;

released CapEx to be repaid in 22 payments starting 12/6/21; Deferred CapEx, Late Fees, Default Interest to be waived.
"

20	10093263	LO	CA	06/29/20	13
"	4/7/2025

Loan transferred as a SS on 10/7/2022 from Midland. Borrower is delinquent with payments. The Subject is a 209-key, full-service Wyndham Garden Hotel, San Jose CA, which was an unconsented conversion from a Four Points by Sheraton. Loan remains in Cash Management. Borrower and Lender are communicating through respective Counsels regarding the Four Points by Sheraton (SS55868).and Wyndham San Jose Airport (SS55869) regarding Borrower's refinance. Lender continues to dual track discussion s with Lender Counsel on Lender remedies. As requested, Lender submitted a Pay Off Statement with a 4/6/2025 transaction date. CapEx/Unapplied used to repay past due debt service;

released CapEx to be repaid in 22 payments starting 12/6/21; Deferred CapEx, Late Fees, Default Interest to be waived.
"

27	10093269	LO	TX	12/13/24	13
"	4/7/2025

Loan transferred to Lender as a SS on 12/16/2024 due default from non-repayment of Loan balance on 10/5/2024 maturity date, Subject is the 210-key select-service, Wyndham Garden Hotel in Austin TX. Lender sent SS Transfer

Letter, Notice of Default, and Pre-Negotiation Letter to Borrower. Lender received Borrower's signed Pre-Negotiation Letter. Borrower is working on refinance. However, Borrower contact passed away. Lender obtained an executed Third-Party

Pre-Negotiation Letter. The rest of the Borrower group is continuing with the refinance and working on completing the Cash Management documents.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
37	10093279	OF	MD	11/14/24	2
"	4/7/2025

Loan transferred SS on 11/14/2024 as the Loan was not paid in full at the maturity date (11-6-2024). Loan is secured by a 129,185 SF office property consisting of a ten-story building in Owings Mills, Maryland. Borrower has expressed inte rest in cooperating with a foreclosure due to their largest tenant downsizing, which affects their ability to refinance. Counsel has been retained and Lender will move forward with enforcement actions while continuing discussions with the Borrower.
"

50	10093290	OF	TX	10/01/24	13
"	4/7/2025

Imminent default due to Borrower's inability to pay the loan in full at maturity date (10/6/24). Borrower is having trouble refinancing with the office market. T1 may terminate at anytime with 120 days notice. NOI/DSCR/Occ: YE24

$1.03MM/ 2.11x/70% YE23 $983K/2.02x/74%; YE22 $904K/1.86x/71%. Subject is two adjacent, 5-story, Class B multi-tenant office bldgs located in Houston, TX by Hobby Airport. Lender will dual track foreclosure with workout discussions.

"

84	10093313	MU	NY	08/23/16	2
"	4/7/2025

The Loan originally transferred into Special Servicing on 08/23/16 for monetary delinquency, non-compliance with the cash management provisions of the Loan Documents and Borrower entering into a new major lease without

Lender's consent. Servicing transfer to LNR occurred on 10/7/2022. Several non-compliance notices and Notices of Default have been sent by Lender and Lender's legal counsel. The collateral consists of a three-story, 5,023 SF mixed-use property built in 1931 and renovated in 2005-2006. The floor plan includes four two-bedroom apartment units and 2,300 SF NRA of retail space on the ground floor, currently occupied by Modern MD Management Services. Foreclosure

Complaint was filed on 06/13/17 and a motion to appoint receiver was filed on 10/30/17. MSJ was filed on 05/21/19. Hearing on MSJ was repeatedly adjourned but was ultimately entered on 03/16/21. The court has granted Lender's motion for fix the indebtedness, awaiting on ruling on Motion for Judgment of Foreclosure a nd Sale. The Lender will continue to dual track the foreclosure process until the most beneficial resolution is reached.

"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
18	10093261	1	0.00	4.75000%	0.00	4.75000%	10	11/01/21	04/01/20	11/01/21
20	10093263	1	0.00	4.92000%	0.00	4.92000%	10	11/01/21	04/01/20	11/01/21
42	10093284	1	8,655,112.37	5.60000%	8,655,112.37 2.00000%		9	12/13/16	02/06/16	11/18/16
Totals			8,655,112.37		8,655,112.37
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	10093252	10/13/22	37,344,025.33	24,400,000.00	40,800,077.90	10,582,018.49	40,800,077.90	30,218,059.41	7,125,965.92	0.00	(42,507.42)	7,168,473.34	17.98%
13	10088048	10/11/24	26,403,919.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
17	10093260	10/11/19	22,951,141.22	37,000,000.00	1,415,720.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	10093265	05/11/18	17,950,155.96	28,780,000.00	949,570.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	10093267	01/10/20	14,046,567.56	9,410,000.00	4,183,317.17	1,502,146.25	4,183,317.17	2,681,170.92	11,365,396.63	0.00	(23,580.00)	11,388,976.63	77.08%
29	10093271	11/13/18	12,806,586.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
33	10093275	12/10/21	10,306,730.65	7,300,000.00	11,268,825.26	962,094.63	11,268,825.26	10,306,730.63	0.00	0.00	0.00	0.00	0.00%
42	10093284	01/11/19	8,655,112.37	4,450,000.00	1,871,362.94	0.00	1,871,362.94	1,871,362.94	7,067,927.04	0.00	327,310.73	6,740,616.31	70.95%
53	10093293	08/12/19	6,900,225.90	11,100,000.00	59,917.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
56	10091682	12/10/21	6,149,544.47	7,070,000.00	6,460,339.49	979,600.29	6,460,339.49	5,480,739.20	668,805.27	0.00	135,176.48	533,628.79	7.56%
63	10093301	05/12/17	5,524,676.63	8,400,000.00	92,116.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
68	10093304	06/12/19	4,802,399.57	7,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
70	10093306	10/11/24	3,528,401.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
72	10086404	10/11/19	3,819,429.07	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
73	10093307	08/12/19	3,851,980.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
76	10093309	10/11/24	2,890,286.06	5,550,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			187,931,183.21	157,360,000.00	67,101,247.28	14,025,859.66	64,583,922.76	50,558,063.10	26,228,094.86	0.00	396,399.79	25,831,695.07

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	10093252	10/13/23	0.00	0.00	7,168,473.34	0.00	0.00	17,503.29	0.00	0.00	7,143,469.21
		04/12/23	0.00	0.00	7,150,970.05	0.00	25,004.13	0.00	0.00	0.00
		10/13/22	0.00	0.00	7,125,965.92	0.00	0.00	7,125,965.92	0.00	0.00
13	10088048	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10093260	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	10093265	05/25/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10093267	09/13/21	0.00	0.00	11,388,976.63	0.00	0.00	3,625.00	0.00	0.00	11,388,976.63
		08/12/21	0.00	0.00	11,385,351.63	0.00	0.00	153.00	0.00	0.00
		03/12/20	0.00	0.00	11,385,198.63	0.00	0.00	7,830.00	0.00	0.00
		02/12/20	0.00	0.00	11,377,368.63	0.00	0.00	11,972.00	0.00	0.00
		01/10/20	0.00	0.00	11,365,396.63	0.00	0.00	11,365,396.63	0.00	0.00
29	10093271	11/26/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	10093275	12/10/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	10093284	07/12/19	0.00	0.00	6,740,616.31	0.00	0.00	(327,310.73)	0.00	0.00	6,740,616.31
		01/11/19	0.00	0.00	7,067,927.04	0.00	0.00	7,067,927.04	0.00	0.00
53	10093293	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	10091682	08/12/22	0.00	0.00	533,628.79	0.00	0.00	(136,236.48)	0.00	0.00	533,628.79
		07/12/22	0.00	0.00	669,865.27	0.00	0.00	680.00	0.00	0.00
		02/11/22	0.00	0.00	669,185.27	0.00	0.00	380.00	0.00	0.00
		12/10/21	0.00	0.00	668,805.27	0.00	0.00	668,805.27	0.00	0.00
63	10093301	05/25/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	10093304	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	10093306	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	10086404	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	10093307	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	10093309	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	25,831,695.07	0.00	25,004.13	25,806,690.94	0.00	0.00	25,806,690.94

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,568.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,810.98	0.00	0.00	0.00	0.00	118,783.58	0.00	0.00	0.00	0.00
9	0.00	0.00	5,843.81	0.00	0.00	32,406.01	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,826.62	0.00	0.00	0.00	0.00	0.00	20,794.55	0.00	0.00	0.00
20	0.00	0.00	2,357.76	0.00	0.00	0.00	0.00	0.00	10,496.91	0.00	0.00	0.00
27	0.00	0.00	2,071.85	0.00	0.00	0.00	0.00	0.00	5,994.66	0.00	0.00	0.00
37	0.00	0.00	1,909.95	0.00	0.00	8,967.22	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	1,427.01	0.00	0.00	0.00	0.00	0.00	286.72	0.00	0.00	0.00
84	0.00	0.00	400.26	0.00	0.00	0.00	0.00	9,313.26	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,216.43	0.00	0.00	41,373.23	0.00	128,096.83	37,572.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		238,259.33

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28